Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Schedule of measurement of results for tax purposes

	2021	2020	2019

	US $’000
Current tax expenses
Current year	892,812	16,224	13,028
Taxes in respect of previous years	(1,968)	760	(1,313)
	890,844	16,984	11,715
Deferred tax expenses
Origination and reversal of temporary differences	119,503	(385)	51
Total income taxes in income statements	1,010,347	16,599	11,766

Schedule of reconciliation of effective tax rate

The reconciliation is based on the Company’s domestic tax rate.

	2021	2020	2019

	US $’000
Profit (loss) for the year	4,649,145	524,190	(13,044)
Income taxes	1,010,347	16,599	11,766
Profit (loss) excluding income taxes	5,659,492	540,789	(1,278)
Income tax using the domestic corporation tax rate	1,301,683	124,382	(294)
Current year losses for which no deferred tax asset
was recognized			7,759
Utilization of carried forward tax losses for which no deferred tax assets were recognized	(287,507)	(115,947)
Effect of tax rates in foreign jurisdictions	1,235	3,917	4,769
Non-deductible expenses	5,855	216	393
Effect of different tax rates on specific gains	(7,592)	4,102	2,084
Effect of share of profits of associates	(910)	(768)	(1,087)
Other (*)	(2,417)	697	(1,858)
	1,010,347	16,599	11,766

(*)Mainly related to taxes in respect of previous years.

Schedule of recognised deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	Assets		Liabilities		Net
	2021	2020	2021	2020	2021	2020

	US $’000
Vessels, containers, handling equipment and other tangible assets (*)			(144,706)	(144,462)	(144,706)	(144,462)
Financial liabilities		13,445				13,445
Employee benefits	17,631	16,880			17,631	16,880
Tax losses carry-forwards	9,025	117,731			9,025	117,731
Other items			(427)	(2,431)	(427)	(2,431)

Net deferred tax assets (liabilities)	26,656	148,056	(145,133)	(146,893)	(118,477)	1,163
Net deferred tax assets recognised in the
statement of the financial position					2,142	1,502
Net deferred tax liabilities recognised in
the statement of the financial position					(120,619)	(339)
					(118,477)	1,163

(*)In accordance with Israeli Income Tax Regulations, the Group is entitled to deduct depreciation for vessels and related equipment at a higher rate than recorded in its financial statements.

Schedule of movement in deferred tax assets and liabilities during the year

24           Income tax (cont’d)

(d)	Movement in deferred tax assets and liabilities during the year

	Vessels
	containers
	handling
	equipment
	and other	Financial	Employee	Accumulated	Other
	tangible assets	liabilities	benefits	tax losses	items	Total

	US $’000
Balance January 1, 2021	(144,462)	13,445	16,880	117,731	(2,431)	1,163
Recognised in profit or loss	(244)	(13,445)	377	(108,706)	2,515	(119,503)
Recognised in other comprehensive income			374		(498)	(124)
Effect of business combination (acquisition / disposal)					(13)	(13)
Balance December 31, 2021	(144,706)	—	17,631	9,025	(427)	(118,477)

	Vessels
	containers
	handling
	equipment
	and other	Financial	Employee	Accumulated	Other
	tangible assets	liabilities	benefits	tax losses	items	Total

	US $’000
Balance January 1, 2020	(150,698)	12,281	17,190	125,171	(3,246)	698
Recognised in profit or loss	6,245	1,164	(540)	(7,440)	796	225
Recognised in other comprehensive income	(9)		230		19	240
Balance December 31, 2020	(144,462)	13,445	16,880	117,731	(2,431)	1,163